Revenues (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Revenue Recognition [Abstract]
Revenue recognized	$ 136	$ 316,000
Deferred revenue noncurrent portion	13,489	13,489	$ 16,039
Remaining performance obligations	84,000	84,000
Expected remaining performance obligations recognized during next 12 months	66,800	66,800
Expected remaining performance obligations recognized subsequent to next 12 months	12,000	12,000
Expected remaining performance obligations recognized remainder thereafter	5,200	5,200
Deferred sales commissions	$ 4,000	$ 4,000	$ 3,900